Cover	Sep. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002142068
Document Type	S-6
Entity Registrant Name	FT 13212
Document Period End Date	Sep. 09, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust consists of a portfolio of common stocks. The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our goal with the Trust is to choose well-capitalized companies with strong market positions. Through our selection process, we seek to find the stocks that we believe have the best prospects for above-average capital appreciation and companies with the following qualities:

•	Well-capitalized with strong balance sheets;
•	Skilled management;
•	High liquidity;
•	Ability to generate earnings growth; and
•	Record of financial strength and profit growth.

Identify the Universe. The first step in our selection process is to identify the universe of stocks from which we will select the portfolio. We begin with the companies listed in the S&P 500® Index and eliminate those companies that do not meet our investment criteria as of the date the portfolio was selected:

•	Greater than $1 billion in cash;
•	Long-term debt to market value of equity less than 30%; and
•	Return on equity greater than 15%.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.